Employee Future Benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Employee Future Benefits
Note 15     Employee Future Benefits
The Company maintains defined contribution and defined benefit pension plans and other post-employment plans for employees and agents including registered
(tax-qualified)
pension plans that are typically funded, as well as supplemental non-registered
(non-qualified)
pension plans for executives, retiree welfare plans and disability welfare plans that are typically not funded.
(a) Plan characteristics
The Company’s final average pay defined benefit pension plans and retiree welfare plans are closed to new members. All employees may participate in capital accumulation plans including defined benefit cash balance plans, 401(k) plans and/or defined contribution plans, depending on the country of employment.
All pension arrangements are governed by local pension committees or management, but significant plan changes require approval from the Company’s Board of Directors.
The Company’s funding policy for defined benefit pension plans is to make the minimum annual contributions required by regulations in the countries in which the plans are offered. Assumptions and methods prescribed for regulatory funding purposes typically differ from those used for accounting purposes.
The Company’s remaining defined benefit pension and/or retiree welfare plans are in the U.S., Canada, Japan and Taiwan (China). There are also disability welfare plans in the U.S. and Canada.
The largest defined benefit pension and retiree welfare plans are the primary plans for employees in the U.S. and Canada. These are the material plans that are discussed in the balance of this note. The Company measures its defined benefit obligations and fair value of plan assets for accounting purposes as at December 31 each year.
U.S. defined benefit pension and retiree welfare plans
The Company operates a qualified cash balance plan that is open to new members, a closed non-qualified
cash balance plan, and a closed retiree welfare plan.
Actuarial valuations to determine the Company’s minimum funding contributions for the qualified cash balance plan are required annually. Deficits revealed in the funding valuations must generally be funded over a period of up to seven years. It is expected that there will be no required funding for this plan in 2022. There are no plan assets set aside for the non-qualified
cash balance plan.
The retiree welfare plan subsidizes the cost of life insurance and medical benefits. The majority of those who retired after 1991 receive a fixed-dollar subsidy from the Company based on service. The plan was closed to all employees hired after 2004. While assets have been set aside in a qualified trust to pay future retiree welfare benefits, this funding is optional. Retiree welfare benefits offered under the plan coordinate with the U.S. Medicare program to make optimal use of available federal financial support.
The qualified pension and retiree welfare plans are governed by the U.S. Benefits Committee, while the non-qualified
pension plan is governed by the U.S.
Non-Qualified
Plans Subcommittee.
Canadian defined benefit pension and retiree welfare plans
The Company’s defined benefit plans in Canada include two registered final average pay pension plans, a non-registered
supplemental final average pay pension plan and a retiree welfare plan, all of which have been closed to new members.

Actuarial valuations to determine the Company’s minimum funding contributions for the registered pension plans are required at least once every three years. Deficits revealed in the funding valuation must generally be funded over a period of ten years. For 2022, the required funding for these plans is expected to be $7. The non-registered
supplemental pension plan is not funded.
The retiree welfare plan subsidizes the cost of life insurance, medical and dental benefits. These subsidies are a fixed-dollar amount for those who retired after April 30, 2013 and have been eliminated for those who retire after 2019. There are no assets set aside for this plan.
The registered pension plans are governed by Pension Committees, while the supplemental non-registered
plan is governed by the Board of Directors. The retiree welfare plan is governed by management.
(b) Risks
In final average pay pension plans and retiree welfare plans, the Company generally bears the material risks which include interest rate, investment, longevity and health care cost inflation risks. In defined contribution plans, these risks are typically borne by the employee. In cash balance plans, the interest rate, investment and longevity risks are partially transferred to the employee.
Material sources of risk to the Company for all plans include:

•	A decline in discount rates that increases the defined benefit obligations by more than the change in value of plan assets;
•	Lower than expected rates of mortality; and
•	For retiree welfare plans, higher than expected health care costs.
The Company has managed these risks through plan design and eligibility changes that have limited the size and growth of the defined benefit obligations. Investment risks for funded plans are managed by investing significantly in asset classes which are highly correlated with the plans’ liabilities.
In the U.S., delegated committee representatives and management review the financial status of the qualified defined benefit pension plan at least monthly, and steps are taken in accordance with an established dynamic investment policy to increase the plan’s allocation to asset classes which are highly correlated with the plan’s liabilities and reduce investment risk as the funded status improves. As at December 31, 2021, the target asset allocation for the plan was 30% return-seeking assets and 70% liability-hedging assets.
In Canada, internal committees and management review the financial status of the registered defined benefit pension plans on at least a quarterly basis. As at December 31, 2021, the target asset allocation for the plans was 20% return-seeking assets and 80% liability-hedging assets.
The Company’s long-term assumptions (e.g. mortality, inflation) have not been adjusted for the potential long-term impacts of
COVID-19
as it is too soon to estimate them. Experience related to COVID-19 will continue to be closely monitored, as well as emerging research on the long-term implications of COVID-19 on mortality, inflation and other assumptions.
(c) Pension and retiree welfare plans

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Changes in defined benefit obligation:
Opening balance	$4,901	$4,817	$638	$645
Current service cost	44	41	–	–
Interest cost	115	150	15	20
Plan participants’ contributions	–	–	3	3
Actuarial losses (gains) due to:
Experience	3	2	–	(14)
Demographic assumption changes	7	(67)	1	(12)
Economic assumption changes	(194)	333	(29)	49
Benefits paid	(303)	(318)	(42)	(45)
Impact of changes in foreign exchange rates	(13)	(57)	(2)	(8)
Defined benefit obligation, December 31	$4,560	$4,901	$584	$638

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Change in plan assets:
Fair value of plan assets, opening balance	$4,595	$4,453	$606	$598
Interest income	109	140	14	19
Return on plan assets (excluding interest income)	70	310	(1)	33
Employer contributions	61	71	11	11
Plan participants’ contributions	–	–	3	3
Benefits paid	(303)	(318)	(42)	(45)
Administration costs	(9)	(7)	(2)	(2)
Impact of changes in foreign exchange rates	(13)	(54)	(2)	(11)
Fair value of plan assets, December 31	$4,510	$4,595	$587	$606

(d) Amounts recognized in the Consolidated Statements of Financial Position

	Pension plans		Retiree welfare plans
As at December 31,	2021	2020	2021	2020
Development of net defined benefit liability
Defined benefit obligation	$4,560	$4,901	$584	$638
Fair value of plan assets	4,510	4,595	587	606
Deficit (surplus)	50	306	(3)	32
Effect of asset limit (1)	37	–	–	–
Deficit (surplus) and net defined benefit liability (asset)	87	306	(3)	32
Deficit is comprised of:
Funded or partially funded plans	(600)	(446)	(154)	(134)
Unfunded plans	687	752	151	166
Deficit (surplus) and net defined benefit liability (asset)	$87	$306	$(3)	$32

(1)
In 2021, the Company recognized an impairment of $37 on the net defined benefit asset for one of its registered pension plans in Canada. This was due to strong investment returns causing the surplus in that plan to increase above the present value of economic benefits that can be derived by the Company through reductions in future contributions. For the other funded pension plans, the present value of the economic benefits available in the form of reductions in future contributions to the plans remains greater than the current surplus.

(e) Disaggregation of defined benefit obligation

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Active members	$537	$551	$17	$27	$184	$211	$–	$–
Inactive and retired members	2,371	2,528	416	445	1,468	1,611	151	166
Total	$2,908	$3,079	$433	$472	$1,652	$1,822	$151	$166
(f) Fair value measurements
The major categories of plan assets and the allocation to each category are as follows.

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2021	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$90	3%	$21	4%	$14	1%	$–	–
Public equity securities (3)	600	20%	57	10%	322	22%	–	–
Public debt securities	1,863	61%	501	85%	1,144	77%	–	–
Other investments (4)	475	16%	8	1%	2	0%	–	–
Total	$3,028	100%	$587	100%	$1,482	100%	$–	–

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2020	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$83	3%	$30	5%	$10	1%	$–	–
Public equity securities (3)	593	19%	49	8%	339	22%	–	–
Public debt securities	2,009	66%	520	86%	1,186	77%	–	–
Other investments (4)	373	12%	7	1%	2	0%	–	–
Total	$3,058	100%	$606	100%	$1,537	100%	$–	–

(1)
All the U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private debt, infrastructure, private equity, timber and agriculture assets. In the aggregate, the latter assets represent approximately 7% of all U.S. pension and retiree welfare plan assets as at December 31, 2021 (2020 – 9%).

(2)
All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately 0.1% of all Canadian pension plan assets as at December 31, 2021 (2020 – 0.1%).

(3)	Equity securities include direct investments in MFC common shares of $1.2 (2020 – $1.1) in the U.S. retiree welfare plan and $nil (2020 – $nil) in Canada.
(4)
Other U.S. plan assets include investment in REITs, private debt, infrastructure, private equity, timberland and agriculture, and managed futures. Other Canadian pension plan assets include investment in the group annuity contract.

(g) Net benefit cost recognized in the Consolidated Statements of Income
Components of the net benefit cost for the pension plans and retiree welfare plans were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Defined benefit current service cost	$44	$41	$–	$–
Defined benefit administrative expenses	9	7	2	2
Service cost	53	48	2	2
Interest on net defined benefit (asset) liability	6	10	1	1
Defined benefit cost	59	58	3	3
Defined contribution cost	90	84	–	–
Net benefit cost	$149	$142	$3	$3
(h)
Re-measurement
effects recognized in Other Comprehensive Income

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$(3)	$(2)	$–	$14
Demographic assumption changes	(7)	67	(1)	12
Economic assumption changes	194	(333)	29	(49)
Return on plan assets (excluding interest income)	70	310	(1)	33
Change in effect of asset limit	(37)	5	–	–
Total re-measurement effects	$217	$47	$27	$10
(i) Assumptions
The key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans were as follows.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020
To determine the defined benefit obligation at end of year (1) :
Discount rate	2.7%	2.4%	2.7%	2.4%	3.1%	2.5%	3.2%	2.6%
Initial health care cost trend rate (2)	n/a	n/a	7.0%	7.3%	n/a	n/a	5.4%	5.5%
To determine the defined benefit cost for the year (1) :
Discount rate	2.4%	3.2%	2.4%	3.2%	2.5%	3.1%	2.6%	3.1%
Initial health care cost trend rate (2)	n/a	n/a	7.3%	7.5%	n/a	n/a	5.5%	5.6%

(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)
The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 7.0% grading to 4.5% for 2032 and years thereafter (2020 – 7.3% grading to 4.5% for 2032) and to measure the net benefit cost was 7.3% grading to 4.5% for 2032 and years thereafter (2020 – 7.5% grading to 4.5% for 2032). In Canada, the rate used to measure the retiree welfare obligation was 5.4% grading to 4.8% for 2026 and years thereafter (2020 – 5.5% grading to 4.8% for 2026) and to measure the net benefit cost was 5.5% grading to 4.8% for 2026 and years thereafter (2020 – 5.6% grading to 4.8% for 2026).

Assumptions regarding future mortality are based on published statistics and mortality tables. The current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans are as follows.

As at December 31, 2021	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.0	23.8
Females	23.6	25.7
Life expectancy (in years) at age 65 for those currently age 45
Males	23.4	24.8
Females	24.9	26.6

(j) Sensitivity of assumptions on obligations
Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans. The potential impact on the obligations arising from changes in the key assumptions is set out in the following table. The sensitivities assume all other assumptions are held constant. In actuality, inter-relationships with other assumptions may exist.

As at December 31, 2021	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(417)	$(58)
Impact of a 1% decrease	492	70
Health care cost trend rate:
Impact of a 1% increase	n/a	17
Impact of a 1% decrease	n/a	(15)
Mortality rates (1)
Impact of a 10% decrease	130	15

(1)
If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.8 years for U.S. and Canadian males and females, respectively.

(k) Maturity profile
The weighted average duration (in years) of the defined benefit obligations is as follows.

	Pension plans		Retiree welfare plans
As at December 31,	2021	2020	2021	2020
U.S. plans	9.7	9.9	9.5	9.8
Canadian plans	12.4	12.5	13.3	14.3
(l) Cash flows – contributions
Total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans, are as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Defined benefit plans	$61	$71	$11	$11
Defined contribution plans	90	84	–	–
Total	$151	$155	$11	$11
The Company’s best estimate of expected cash payments for employee future benefits for the year ending December 31, 2022 is $70 for defined benefit pension plans, $93 for defined contribution pension plans and $13 for retiree welfare plans.